Related Party Transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Party Transactions
35.	Related Party Transactions
The list of related party of the Group as at December 31, 2019, is as follows:

Relationship	Name of Entry
Associates and joint ventures	Korea Information & Technology Investment Fund,
K-
Realty
CR-REITs
1, Boston Global Film & Contents Fund L.P., QTT Global (Group) Company Limited, CU Industrial Development Co., Ltd., KD Living, Inc., Oscar Ent. Co., Ltd.,
KT-CKP
New Media Investment Fund, LoginD Co., Ltd.,
K-REALTY
CR-REIT
6, K Bank, Inc.,
ISU-
kth Contents Investment Fund, Daiwon Broadcasting Co., Ltd.,
KT-DSC
creative economy youth
start-up
investment fund, Korea electronic Vehicle charging service,
K-
REALTY RENTAL HOUSING REIT 2, AI RESEARCH INSTITUTE,
KT-IBKC
future investment fund 1,
Gyeonggi-KT
Yoojin Superman Fund, FUNDA Co., Ltd., CHAMP IT Co.,Ltd., Alliance Internet Corp., Little big pictures., Virtual Realm Sendirian Berhad, KT Philippines co. Ltd.,
KT-Smart
Factory Investment Fund

Outstanding balances of receivables and payables in relations to transactions with related parties as at December 31, 2018 and 2019, are as follows:

		December 31, 2018
		Receivables				Payables
(In millions of Korean won)		Trade receivables		Other receivables		Trade payables		Other payables
Associates and joint ventures	K-REALTY CR REITs No.1	￦	674	￦	30,910	￦	—	￦	—
	K Bank, Inc.		627		12,435		—		296
	Others		777		1,225		4		1,116

Total		￦	2,078	￦	44,570	￦	4	￦	1,412

		December 31, 2019
		Receivables				Payables
(In millions of Korean won)		Trade receivables		Other receivables		Other payables		Lease liabilities
Associates and joint ventures	K-REALTY CR REITs No.1	￦	608	￦	23,100	￦	—	￦	57,907
	K Bank, Inc.		583		13,664		557		—
	Others		434		1,177		711		—

Total		￦	1,625	￦	37,941	￦	1,268	￦	57,907

Significant transactions with related parties for the years ended December 31, 2017, 2018 and 2019, are as follows:

		2017
(In millions of Korean won)		Sales	Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦ 2,233	￦ 35,532
	MOS GS Co., Ltd.	704	16,946
	MOS Daegu Co., Ltd.	335	8,514
	MOS Chungcheong Co., Ltd.	455	15,542
	MOS Gangnam Co., Ltd.	484	16,380
	MOS GB Co., Ltd.	987	21,651
	MOS BS Co., Ltd.	460	15,957
	MOS Honam Co., Ltd.	493	14,294
	K Bank, Inc.	29,939	59
	NgeneBio 2	43	—
	Others	1,149	11,384

Total		￦ 37,282	￦ 156,259

1	The amount includes acquisition of primarily property and equipment. 2 It is the amount after excluded from consolidation during the year.

		2018
(In millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	2,088	￦	31,984
	MOS GS Co., Ltd. 2		493		12,023
	MOS Daegu Co., Ltd. 2		229		8,775
	MOS Chungcheong Co., Ltd. 2		540		9,159
	MOS Gangnam Co., Ltd. 2		333		11,549
	MOS GB Co., Ltd. 2		1,378		16,519
	MOS BS Co., Ltd. 2		324		11,193
	MOS Honam Co., Ltd. 2		331		10,499
	K Bank, Inc.		15,705		7,004
	NgeneBio 3		3		—
	Others		2,888		9,547

	Total	￦	24,312	￦	128,252

1	The amounts include acquisition of primarily property and equipment.
2	It is the amount before excluded from consolidation during the year.
3	It is the amount before excluded from associates during the year

		2019
(In millions of Korean won)		Sales		Purchases 1
Associates and joint ventures	K- Realty CR-REITs No.1	￦	1,302	￦	—
	K Bank, Inc.		17,815		8,524
	Others		1,498		10,531
Others	K-REALTY CR-REIT 10 1		2,801		—

	Total	￦	23,416		19,055

1	The amounts include acquisition of primarily property and equipment.
2	The transaction detail prior to current year liquidation.

December 31, 2019
		Receivables		Payables
(In millions of Korean won)		Acquisition of lease receivables	Acquisition of right-of-use assets	Finance income	Finance costs
Associates and joint ventures	K- Realty CR-REITs No.1	￦ —	￦ 776	￦ —	￦ 2,225

Key management compensation for the years ended December 31, 2017, 2018 and 2019, consists of:

(In millions of Korean won)	2017		2018		2019
Salaries and other short-term benefits	￦	2,879	￦	2,762	￦	2,955
Post-employment benefits		311		751		321
Stock-based compensation		1,331		878		891

Total	￦	4,521	￦	4,391	￦	4,167

Fund transactions with related parties for the years ended December 31, 2017, 2018 and 2019, are as follows:

	2017
(In millions of Korean won)	Equity contributions in cash		Dividend income
Associates and joint ventures
PT. Mitra Transaksi Indonesia	￦	5,194	￦	—
KT-IBKC future investment fund 1		7,500		—
CHAMP IT Co.,Ltd.		750		—
Korea Electronic Vehicle Charging Service		864		—
Gyeonggi-KT Yoojin Superman Fund		1,000		—
K-REALTY CR REIT 1		—		5,392
K Bank, Inc.		26,543		—
Korea Information & Technology Investment Fund		—		739
MOS GS Co., Ltd.		—		12
MOS Daegu Co., Ltd.		—		12
MOS Chungcheong Co., Ltd.		—		12
MOS Gangnam Co., Ltd.		—		10
MOS GB Co., Ltd.		—		15
MOS BS Co., Ltd.		—		10
MOS Honam Co., Ltd.		—		10

Total	￦	41,851	￦	6,212

	2018
(In millions of Korean won)	Equity contributions in cash and others		Dividend income
Associates and joint ventures
PHI Healthcare Inc. (HooH Healthcare Inc.)	￦	1,000	￦	—
KT-CKP New Media Investment Fund		(1,229)		—
PT. Mitra Transaksi Indonesia 1		1,567		—
Gyeonggi-KT Yoojin Superman Fund		1,000		—
KT-DSC creative economy youth start-up investment fund		(1,800)		—
KT-IBKC future investment fund 1		(1,050)		—
Korea Electronic Vehicle Charging Service		168		—
K Bank, Inc.		26,725		—
GE Premier 1st Corporate Restructuring Real Estate Investment Trust Company		(3,423)		—
JB Emerging Market Specialty Investment Private Equity Trust No.1		3,960		202
K-REALTY CR REIT 1		—		8,932
Korea Information & Technology Investment Fund		—		1,842
MOS GS Co., Ltd. 2		(147)		8
MOS Daegu Co., Ltd. 2		(147)		8
MOS Chungcheong Co., Ltd. 2		(153)		8
MOS Gangnam Co., Ltd. 2		(180)		10
MOS GB Co., Ltd. 2		(203)		12
MOS BS Co., Ltd. 2		(183)		10
MOS Honam Co., Ltd. 2		(206)		10
Daiwon Broadcasting Co., Ltd.		—		85
Boston Global Film & Contents Fund L.P.		(986)		—
Gyeonggi-KT Green Growth Fund		—		19

Total	￦	24,713	￦	11,146

1	It is the amount before reclassification to assets held for sale.
2	It is the amount before included in consolidation during the year.

	December 31, 2019
	Borrowing transaction 1				Equity contributions in cash		Dividend income
(In millions of Korean won)	Borrowing 2		Repayment
KT-IBKC Future Investment Fund1	￦	—	￦	—	￦	3,750	￦	—
KT Philippines co. Ltd.		—		—		99		—
Virtua Realm Sendirian Berhad		—		—		550		—
K-REALTY CR REIT 1		—		30,385		—		10,928
K Bank, Inc		—		—		21,782		—
KIF Investment Fund		—		—		—		4,280
Daiwon Broadcasting Co.,Ltd.		—		—		—		77
JB Emerging Market Specialty Investment Private Equity Trust No.1		—		—		—		69
Gyeonggi-KT Yoojin Superman Fund		—		—		1,000		—
KT-CKP New Media Investment Fund		—		—		(174)		—
KT-DSC creative economy youth start-up investment fund		—		—		(1,800)		—
KT-Smart Factory Investment Fund		—		—		2,800		—
KT-SB Venture Investment Fund		—		—		(2,404)		—

Total	￦	—	￦	30,385	￦	25,603	￦	15,354

1	Borrowing transactions include lease transactions.
2	With the application of IFRS 16, initial direct costs were not included in the right-of-use asset at the time of transition on January 1, 2019.